GOODWILL - Change in Balance of Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 4,988,000,000
Ending balance	5,025,000,000	$ 4,988,000,000
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	4,988,000,000	5,702,000,000
Acquisitions through business combinations	0	24,000,000
Impairment	0	(661,000,000)
Foreign currency translation	37,000,000	(77,000,000)
Ending balance	$ 5,025,000,000	$ 4,988,000,000